   AS FILED WITH THE SECURITIES AND EXCHANGE COMMISSION ON DECEMBER 2, 2005.


                                       REGISTRATION NOS. 333-118362 AND 811-6459
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                            ------------------------

                                    FORM N-4
                        REGISTRATION STATEMENT UNDER THE
                             SECURITIES ACT OF 1933                          [ ]
                          PRE-EFFECTIVE AMENDMENT NO.                        [ ]
                         POST-EFFECTIVE AMENDMENT NO. 3                      [X]
                                      AND

                        REGISTRATION STATEMENT UNDER THE
                         INVESTMENT COMPANY ACT OF 1940
                                AMENDMENT NO. 53                             [X]
                            ------------------------

             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A
                           (EXACT NAME OF REGISTRANT)

                      MERRILL LYNCH LIFE INSURANCE COMPANY
                              (NAME OF DEPOSITOR)

                      1300 MERRILL LYNCH DRIVE, 2ND FLOOR
                          PENNINGTON, NEW JERSEY 08534
              (ADDRESS OF DEPOSITOR'S PRINCIPAL EXECUTIVE OFFICES)
                            ------------------------
               DEPOSITOR'S TELEPHONE NUMBER, INCLUDING AREA CODE:
                                 (609) 274-6900
                            ------------------------

NAME AND ADDRESS OF AGENT FOR SERVICE:     COPY TO:
BARRY G. SKOLNICK, ESQ.                    STEPHEN E. ROTH, ESQ.
SENIOR VICE PRESIDENT AND GENERAL COUNSEL  MARY E. THORNTON, ESQ.
MERRILL LYNCH LIFE INSURANCE COMPANY       SUTHERLAND ASBILL & BRENNAN LLP
1300 MERRILL LYNCH DRIVE, 2ND FLOOR        1275 PENNSYLVANIA AVENUE, N.W.
PENNINGTON, NEW JERSEY 08534               WASHINGTON, D.C. 20004-2415

                            ------------------------

   It is proposed that this filing will become effective (check appropriate space):

[ ] immediately upon filing pursuant to paragraph (b) of Rule 485


[X] on  December 5, 2005 pursuant to paragraph (b) of Rule 485


            (date)


[ ] 60 days after filing pursuant to paragraph (a)(1) of Rule 485


[ ] on  ______________ pursuant to paragraph (a)(1) of Rule 485

            (date)

   If appropriate, check the following box:

[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.
                            ------------------------

                     TITLE OF SECURITIES BEING REGISTERED:
   Units of interest in a separate account under flexible premium individual deferred variable annuity contracts.

                    EXHIBIT INDEX CAN BE FOUND ON PAGE C-15
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

                      MERRILL LYNCH LIFE INSURANCE COMPANY
             MERRILL LYNCH LIFE VARIABLE ANNUITY SEPARATE ACCOUNT A


                       SUPPLEMENT DATED DECEMBER 5, 2005

                                     TO THE
                          PROSPECTUS DATED MAY 1, 2005
                                      FOR
           MERRILL LYNCH INVESTOR CHOICE ANNUITYSM (INVESTOR SERIES)

This supplement updates your Prospectus for the Merrill Lynch Investor Choice AnnuitySM (Investor Series) (the "Contract") issued through Merrill Lynch Life Variable Annuity Separate Account A. It provides information in addition to that contained in the Prospectus dated May 1, 2005 for the Contracts. You should read it in its entirety and keep it together with your Prospectus for future reference.

If you are concerned that poor subaccount investment performance may adversely impact the amount of money you can withdraw from your Contract, we offer an optional Guaranteed Minimum Withdrawal Benefit ("GMWB") rider for an additional charge. If you elect the GMWB, you can take minimum annual payments regardless of your contract value during your lifetime. This means that regardless of poor subaccount investment performance, you can take withdrawals each contract year up to a specified amount, referred to as the Guaranteed Lifetime Amount.

You should not elect the GMWB if:

      - you plan to take withdrawals in excess of the Guaranteed Lifetime Amount each contract year because such excess withdrawals may significantly reduce or eliminate the value of the benefit; or

      - you are interested in long-term accumulation rather than current payments and are not interested in the protection the benefit provides.

State variations may apply, and the GMWB rider may not be available in every jurisdiction. Certain terms that we use in this supplement have special meanings. If we do not define a term in this supplement, it has the meaning we gave it in the Prospectus.

FEE TABLE
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

The following additional line should be added to the end of the table captioned "Periodic Charges Other Than Fund Expenses -- Annual Charge for Optional Riders" on page 3 of the Prospectus:

ANNUAL CHARGE FOR OPTIONAL RIDERS(4)

                                                                  CURRENT                MAXIMUM
GMWB(11)                                                           0.75%                  1.50%

-------------------------
(4) Each of these charges will be calculated on each monthaversary by multiplying the respective base by the respective current charge percentage and dividing the resulting amount by 12. The sum of the charges calculated on each of the three previous monthaversaries is collected on each quarterversary. If you terminate these riders at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We won't deduct these charges after the annuity date.
(11) The GMWB Base is an amount used to calculate the Guaranteed Lifetime Amount under the GMWB. The Guaranteed Lifetime Amount is equal to the GMWB Base multiplied by the Lifetime Income Percentage. We won't deduct the GMWB charge after an annuity date. For more information, see "Guaranteed Minimum Withdrawal Benefit."

                                    EXAMPLES

The following replaces the "Examples" section on pages 8 and 9 of the Prospectus in its entirety:

These Examples are intended to help you compare the cost of investing in the Contract with the cost of investing in other variable annuity contracts. These costs include Contract Owner Transaction Expenses, Separate Account Annual Expenses (including the current asset-based insurance charge for the most expensive subaccount), the current annual Contract Fee, the current Greater of Maximum Anniversary Value and Roll-Up GMDB charge, the current ADB charge, the current GMWB charge, and Annual Fund Operating Expenses. These costs reflect the most expensive combination of Contract charges. If you elected fewer or a different combination of Contract features, your costs would be lower than those shown.

EXAMPLE 1. This Example assumes that you invest $10,000 in a B Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,239                $2,275                $3,309                $6,043
  (b)          $  976                $1,500                $2,042                $3,698

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $617                 $1,843                $3,057                $6,043
  (b)           $334                 $1,025                $1,747                $3,698

EXAMPLE 2. This Example assumes that you invest $10,000 in an L Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1) If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,169                $2,242                $3,145                $6,187
  (b)          $  903                $1,463                $1,847                $3,888

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $  637                $1,899                $3,145                $6,187
  (b)          $  355                $1,086                $1,847                $3,888

EXAMPLE 3. This Example assumes that you invest $10,000 in a C Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $  829                $1,941                $3,210                $6,293
  (b)          $  553                $1,131                $1,921                $4,028

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)           $652                 $1,941                $3,210                $6,293
  (b)           $370                 $1,131                $1,921                $4,028

EXAMPLE 4. This Example assumes that you invest $10,000 in an XC Class Contract and do not take partial withdrawals or pay additional premiums during the time periods indicated. The Example also assumes that your investment has a 5% return each year and assumes the (a) maximum and (b) minimum fees and expenses of any of the Funds. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

(1)  If you surrender the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $1,874                $2,788                $3,867                $6,561
  (b)          $1,603                $2,008                $2,614                $4,225

(2) If you annuitize or remain invested in the Contract at the end of the applicable time period:

               1 YEAR                3 YEARS               5 YEARS              10 YEARS
  (a)          $  681                $2,026                $3,349                $6,561
  (b)          $  386                $1,184                $2,014                $4,225

EXAMPLE 4, ABOVE, TAKES INTO ACCOUNT ANY BONUS AMOUNTS THAT ARE SUBJECT TO RECAPTURE. THE CIRCUMSTANCES UNDER WHICH BONUS CREDITS ARE RECAPTURED ARE DISCUSSED IN YOUR PROSPECTUS.

The Examples reflect the $50 contract fee as 0.05% of contract value based on our estimates of anticipated contract size. Contractual waivers and reimbursements are reflected in the first year of the Example, but not in subsequent years. See the "Charges, Deductions, and Credits" section in this Prospectus and the Fund prospectuses for a further discussion of fees and charges.

THE EXAMPLES SHOULD NOT BE CONSIDERED A REPRESENTATION OF PAST OR FUTURE EXPENSES OR ANNUAL RATES OF RETURN OF ANY FUND. ACTUAL EXPENSES AND ANNUAL RATES OF RETURN MAY BE MORE OR LESS THAN THOSE ASSUMED FOR THE PURPOSE OF THE EXAMPLES.

Because the Contracts were not offered for sale prior to March 4, 2005, condensed financial information is not available.

                     GUARANTEED MINIMUM WITHDRAWAL BENEFIT

WHAT IS THE GMWB?

The GMWB is an optional rider that permits you to receive annual minimum payments regardless of your contract value during your lifetime (or until the second owner's death if there are co-owners). There is an additional charge for this rider.

        IMPORTANT INFORMATION ABOUT THE GMWB RIDER:

        - If you do not choose to take withdrawals while this rider is in effect, we will not refund the GMWB charges.


        - You and your co-owner (if applicable) must be at least 60 and not more than 80 years old when you elect the GMWB rider.


        - If you elect the GMWB, certain investment allocation guidelines and restrictions apply, including participating in a Quarterly Rebalancing Program or use of specified models under the Asset Allocation Program. These restrictions and guidelines are further discussed later in this supplement.

        - For both new and existing Contracts, you may elect EITHER the GMWB or the Guaranteed Minimum Income Benefit ("GMIB") discussed in your Prospectus, BUT NOT BOTH optional benefits.

        - Please note that ALL withdrawals -- even withdrawals made under the GMWB -- REDUCE YOUR CONTRACT VALUE.

        - We will not accept additional premium payments after you take your first withdrawal.

HOW DO I ELECT THE GMWB RIDER?


For new Contracts, you may elect to add the GMWB rider when you purchase your Contract. For existing Contracts, you may elect to add the GMWB rider on each third contract anniversary, provided you did not already elect the GMIB. If you wish to add the GMWB rider to your Contract, you must notify our Service Center in writing at least three days but not more than 90 days prior to such date. The rider then will be effective on that third contract anniversary.



        IMPORTANT TERM: THE GMWB EFFECTIVE DATE IS THE DATE THE GMWB RIDER BECOMES EFFECTIVE.


You may elect the GMWB rider only if you (and your co-owner, if any) are at least 60 years old and not more than 80 years old on the GMWB Effective Date. If the owner is an individual natural person, then the owner also must be the annuitant. If the owner is a non-natural person (such as a trust or corporation), all references to owner shall mean annuitant and the age of the annuitant (and the age of a joint annuitant, if applicable) will be used. Co-owners and joint annuitants must be spouses. If there are co-owners, they also must be joint annuitants. If there are joint annuitants, they also must be co-owners, unless the owner is a non-natural person.

If you elect the GMWB, you may not elect and/or continue the Dollar Cost Averaging Program ("DCA Program") discussed in your Prospectus. In addition, we will terminate the Automatic Investment Feature ("AIF Feature"), if you have elected it, after the first withdrawal.

WHEN MAY I TAKE WITHDRAWALS?

Once you elect the GMWB rider, any withdrawal will be subject to the terms of the rider. This means that the free withdrawal amount, if greater than the Guaranteed Lifetime Amount, will also reduce your benefit base as well as your contract value. The free withdrawal amount is discussed in your Prospectus.

To receive the guaranteed payments, you may request to withdraw up to the Guaranteed Lifetime Amount each contract year on or after the GMWB Effective Date. You should note that as long as you have made no withdrawals the Guaranteed Lifetime Amount can increase for ten years after the GMWB becomes effective. (See definitions of "Lifetime Income Percentage" and "GMWB Base" below, to learn how your Guaranteed Lifetime Amount can increase during the ten-year period.) Once you take your first withdrawal after electing the GMWB, the Guaranteed Lifetime Amount will not increase in the same manner as before the withdrawal. It can only increase to equal the contract value, if greater, on each third contract anniversary.

WHAT IF I WITHDRAW LESS THAN THE FULL AMOUNT EACH YEAR?

You may take withdrawals equal to or less than the Guaranteed Lifetime Amount during each contract year. If you choose to receive only a part of, or none of, your Guaranteed Lifetime Amount in any given contract year, you should be aware that your guaranteed minimum payments are not cumulative. You cannot carry over any unused guaranteed minimum payments to any future contract years. The following example is helpful to understand this concept:

        EXAMPLE: If your Guaranteed Lifetime Amount is $1,500 and you withdraw $1,000 one year, your Guaranteed Lifetime Amount will not increase the next year by the $500 you did not withdraw in the current year.

We do not impose a surrender charge on withdrawals up to the Guaranteed Lifetime Amount each contract year.

WHAT IF I WITHDRAW MORE THAN THE GUARANTEED LIFETIME AMOUNT IN A CONTRACT YEAR?

Each contract year, you may withdraw more than the Guaranteed Lifetime Amount in effect at the time of the withdrawal request. We refer to the portion of any withdrawal that causes cumulative withdrawals in a given year to exceed the Guaranteed Lifetime Amount as an "excess withdrawal." An excess withdrawal could significantly reduce your GMWB Base.

If cumulative withdrawals in a contract year have already exceeded the Guaranteed Lifetime Amount in effect at the time of a withdrawal request, then the entire amount of that withdrawal will be treated as an excess withdrawal.

        IMPORTANT: EXCESS WITHDRAWALS WILL REDUCE YOUR GMWB BASE, YOUR GUARANTEED LIFETIME AMOUNT, YOUR ANNUITY CONTRACT VALUE AND YOUR DEATH BENEFIT, AND MAY DO SO BY SUBSTANTIALLY MORE THAN THE ACTUAL AMOUNT OF THE EXCESS WITHDRAWAL.

WHAT IS THE GUARANTEED LIFETIME AMOUNT?

We determine your Guaranteed Lifetime Amount by multiplying the GMWB Base by a percentage rate, which is based on age at the time of your first withdrawal on or after the GMWB Effective Date. This rate is called a Lifetime Income Percentage.

          LIFETIME INCOME PERCENTAGE X GMWB BASE = GUARANTEED LIFETIME
                                     AMOUNT

More specifically, we determine the initial Lifetime Income Percentage based on your age (or the age of the younger owner if there are co-owners) on the date of the first withdrawal on or after the GMWB Effective Date in accordance with the following chart.

------------------------------------------------------------------------------
  AGE OF (YOUNGER) OWNER WHEN FIRST
 WITHDRAWAL IS TAKEN ON OR AFTER THE
         GMWB EFFECTIVE DATE                  LIFETIME INCOME PERCENTAGE
------------------------------------------------------------------------------
                60-64                                    4.5%
------------------------------------------------------------------------------
                65-69                                    5.0%
------------------------------------------------------------------------------
                70-74                                    5.5%
------------------------------------------------------------------------------
                75-79                                    6.0%
------------------------------------------------------------------------------
                 80+                                     7.0%
------------------------------------------------------------------------------

Once you have elected the rider, if you change the contract owner or add a co-owner, the Lifetime Income Percentage may change because we base the Lifetime Income Percentage on the (younger) owner's age at the time of the first withdrawal. Any change in the GMWB Base or the Lifetime Income Percentage will also change the Guaranteed Lifetime Amount.

        EXAMPLE: To help understand how we calculate the Guaranteed Lifetime Amount, assume that you are age 65 and purchase an L Class Contract with the GMWB rider with an initial premium of $100,000. You do not make any additional premium payments and take your first withdrawal on the fifth contract anniversary. The Lifetime Income Percentage locks in at 5.5% since you are age 70 at the time of the first withdrawal. If your GMWB Base equals $140,000 at such time, then the Guaranteed Lifetime Amount will equal 7,700 ($140,000 X .055). If you add your spouse as a co-owner, age 66 on the next contract anniversary, then your Lifetime Income Percentage will be reset to 5.0%, since your spouse was age 65 at the time you made your first withdrawal.


WHAT IS THE GMWB BASE?

As noted above, the GMWB Base is used to calculate the Guaranteed Lifetime Amount. This is important because when the GMWB Base increases, the Guaranteed Lifetime Amount also increases.

Prior to your first withdrawal (for up to 10 years after the GMWB Effective
Date), your GMWB Base will equal your GMWB Maximum Anniversary Value ("MAV") Base. (See "GMWB MAV Base" for how we calculate the GMWB MAV Base.) However, once you take your first withdrawal on or after the GMWB Effective Date, the GMWB Base will not increase in the same manner as before the withdrawal. Instead, the GMWB Base may only be increased through automatic step-ups on every third contract anniversary after the contract date. The GMWB Base will be reset to equal your contract value, if higher. For Investor Choice Annuity XC Class Contracts only: If you purchased an XC Class Contract, we will increase the GMWB Base through step-ups to equal your contract value less any bonus amounts subject to recapture, if higher than your GMWB Base.

        IMPORTANT: YOU SHOULD CAREFULLY CONSIDER WHEN TO BEGIN TAKING WITHDRAWALS IF YOU HAVE ELECTED THE GMWB. IF YOU BEGIN TAKING WITHDRAWALS TOO SOON, YOU MAY LIMIT THE VALUE OF THE GMWB. FOR EXAMPLE, YOU WILL NOT BE ABLE TO INCREASE YOUR GMWB BASE BY MAKING ADDITIONAL PREMIUM PAYMENTS AND YOU WILL LOSE THE POTENTIAL FOR INCREASES THROUGH ANNUAL STEP-UPS. IF YOU DELAY TAKING WITHDRAWALS FOR TOO LONG, YOU MAY LIMIT THE NUMBER OF YEARS AVAILABLE FOR YOU TO TAKE WITHDRAWALS IN THE FUTURE (DUE TO LIFE EXPECTANCY) AND YOU MAY BE PAYING FOR A BENEFIT YOU ARE NOT USING.


No additional premiums can be paid after the date of your first withdrawal on or after the GMWB Effective Date. Please note that if you elected our Automatic Investment Feature (discussed in the Prospectus), it will automatically terminate upon your first withdrawal.

        IMPORTANT:  THE GMWB BASE IS USED ONLY TO CALCULATE THE
        GUARANTEED LIFETIME AMOUNT AND THE GMWB CHARGE, AND DOES NOT ESTABLISH OR GUARANTEE A CONTRACT VALUE, SURRENDER VALUE,
        MINIMUM DEATH BENEFIT, OR A MINIMUM RETURN FOR ANY SUBACCOUNT.

WHEN AND HOW IS THE GMWB         Calculation of your GMWB Base depends on when you make your
BASE CALCULATED?                 first withdrawal. There are three distinct time periods
                                 that are important to consider:
     (1) ON THE GMWB EFFECTIVE   If the GMWB Effective Date is the contract date, the GMWB
       DATE                      Base equals the initial premium. If the GMWB Effective Date is not the contract date, the GMWB Base equals the contract value (less any bonus amounts subject to recapture, if you own an XC Class Contract), on the GMWB Effective Date.

     (2) PRIOR TO THE FIRST      Prior to the first withdrawal after the GMWB Effective
       WITHDRAWAL                Date, the GMWB Base equals the GMWB MAV Base.
                                 GMWB MAV BASE: The GMWB MAV Base equals the greatest of the anniversary values. An anniversary value equals the sum of
                                 (a) plus (b) where:

                                   (a) is the GMWB Base on the GMWB Effective Date, or is
                                       the contract value, less any bonus amounts subject to
                                       recapture, on each contract anniversary thereafter;
                                       and

                                   (b) is the sum of all additional premiums since the last
                                       contract anniversary.

                                 As long as the rider is in effect, we will calculate an
                                 anniversary value on the GMWB Effective Date and on each
                                 contract anniversary thereafter through the earlier of the date you take your first withdrawal (on or after the GMWB
                                 Effective Date) and the 10th contract anniversary following the GMWB Effective Date.

                                 NO ADDITIONAL ANNIVERSARY VALUES WILL BE CALCULATED
                                 THEREAFTER FOR PURPOSES OF DETERMINING THE GMWB MAV BASE.

     (3) ON AND AFTER THE        If you have not exceeded the Guaranteed Lifetime Amount
       FIRST WITHDRAWAL          during a contract year, the GMWB Base does not change. It
                                 equals the GMWB Base immediately prior to a withdrawal.
                                 However, the GMWB Base on and after any excess withdrawal
                                 will equal the lesser of:

                                   (a) the GMWB Base immediately prior to such withdrawal
                                       less the Adjusted Excess Withdrawal; and

                                   (b) the contract value after the withdrawal.

                                          ADJUSTED EXCESS WITHDRAWAL = EXCESS
                                          WITHDRAWAL X GMWB BASE/CONTRACT VALUE,
                                          WHERE BOTH THE GMWB BASE AND THE CONTRACT
                                          VALUE ARE DETERMINED IMMEDIATELY PRIOR TO SUCH
                                          EXCESS WITHDRAWAL.

                                 Please note that if the first withdrawal occurs on a
                                 contract anniversary, the GMWB Base immediately prior to
                                 such withdrawal will be adjusted to reflect the anniversary value (if higher) on that date prior to the withdrawal.

AUTOMATIC STEP-UP                On each third contract anniversary after the first
                                 withdrawal, if the contract value, less any bonus amounts
                                 subject to recapture, is greater than the GMWB Base, we
                                 will increase or "step-up" the GMWB Base to equal such
                                 value. The GMWB charge percentage will not change as a
                                 result of any step-up.


ARE SURRENDER CHARGES APPLICABLE TO EXCESS WITHDRAWALS?

As noted above, we currently do not impose surrender charges on cumulative withdrawals in any given contract year, up to the Guaranteed Lifetime Amount. However, such withdrawals are counted toward the free withdrawal amount for purposes of calculating the surrender charge, if any, applicable to excess withdrawals. Please refer to your Prospectus for an explanation of how the free withdrawal amount is calculated. A surrender charge will apply if the excess withdrawal is attributable to premiums that are still subject to a surrender charge under your Contract. (See "Charges, Deductions, and Credits -- Surrender Charge" and "Charges, Deductions, and Credits -- How the Surrender Charge Works" in your Prospectus for a discussion of how surrender charges are calculated.)

IS A MINIMUM CONTRACT VALUE REQUIRED AFTER A PARTIAL WITHDRAWAL?

While the GMWB rider is in effect, we will not require a minimum contract value after a partial withdrawal, provided the partial withdrawal is not an excess withdrawal. If an excess withdrawal would reduce the contract value below $5,000, we will either deny the request or terminate the Contract.

MAY I CANCEL THE GMWB RIDER?

You may cancel the GMWB rider on each third contract anniversary after the contract date. You must notify our Service Center in writing at least three days but no more than 90 days prior to each such date for your cancellation to be effective on that third contract anniversary. You may re-elect the GMWB rider after cancellation as described in "How Do I Elect the GMWB Rider?" above.

WHEN WILL THE GMWB RIDER TERMINATE?

The GMWB rider will terminate upon the earliest of:

     - full surrender;

     - annuitization (under the Contract);

     - death of second owner if there are co-owners;

     - death of owner if the Contract is not continued by an eligible spouse under the Spousal Beneficiary Continuation Option;

     - termination of the Contract;

     - change of owner resulting in termination of the rider, as discussed in "Change of Owner" below;

     - establishment of an annuity date as described in "What if my Contract Value Reaches Zero?" below, when the GMWB Base is reduced to zero; or

     - cancellation of the GMWB rider.

All charges for this benefit will cease upon Contract termination. While the GMWB Rider is in effect, we will not terminate any Contract that qualifies for termination due to inactivity. (See "Features and Benefits of the Contract -- Inactive Contracts" in your Prospectus.)

WHAT IF MY CONTRACT VALUE REACHES ZERO?


If any withdrawal or deduction of fees or charges reduces the contract value to zero and the resulting GMWB Base is greater than zero, all riders attached to the Contract will terminate and we will settle the GMWB. We will not settle the GMWB if your contract value reduces to zero due to an Excess Withdrawal. In such an instance, your Contract will terminate under the Minimum Surrender Value provision.

                           HOW GMWB SETTLEMENT WORKS


        - We will pay the remaining Guaranteed Lifetime Amount, if any, not yet withdrawn in the current contract year, in a lump sum.


        - We will establish an annuity date no earlier than the contract anniversary following the date of the transaction that reduced the contract value to zero.

        - We will pay a monthly payment equal to the Guaranteed Lifetime Amount divided by 12 until the death of the (second) annuitant.


Please note that we may accept different payment intervals or other lifetime annuity options, but your annuity payments will be reduced. Also if you request a full surrender and your contract value at the time of the request is less than your remaining Guaranteed Lifetime Amount for that contract year, first, we will pay you a lump sum equal to such remaining Guaranteed Lifetime Amount. We will then establish an annuity date, as described immediately above. Tax consequences may apply. (See "Tax Status of the Contract -- Taxation of Annuities" in the Prospectus.)


 FOR AN EXAMPLE OF THE OPERATION OF THE GUARANTEED MINIMUM WITHDRAWAL BENEFIT,
                           SEE THE ATTACHED APPENDIX.

                                  GMWB CHARGE

If you elect the GMWB, we will deduct a charge that compensates us for the costs and risks we assume in providing this benefit. We will not deduct the GMWB charge after the annuity date, nor will we assess the GMWB charge after GMWB Settlement. The current annual GMWB charge percentage is 0.75%. We have the right to change the current GMWB charge percentage, but it will never exceed the maximum GMWB charge percentage, which is 1.50%. The amount of the GMWB charge is calculated on each monthaversary by multiplying the GMWB Base by the current annual GMWB charge percentage and dividing the resulting amount by
12. Accordingly, if the GMWB Base increases, there will be a corresponding increase in the amount of the GMWB charge.

On each quarterversary, we deduct the sum of the GMWB charges calculated on each of the three previous monthaversaries from the contract value. If the contract date falls on the 29th, 30th or 31st of any given month, we will use the last day of that month if that month does not have a corresponding monthaversary or quarterversary for purposes of calculating and deducting the GMWB charges. If the GMWB Rider is terminated at any time other than on a quarterversary, we will deduct from the contract value a pro rata amount of any charges that would be collected on the next quarterversary. We deduct the GMWB charge on a pro rata basis from all subaccounts in which your contract value is invested.

                     ALLOCATION GUIDELINES AND RESTRICTIONS


If you elect the GMWB rider, you must participate in a quarterly Rebalancing Program in order to satisfy our Allocation Guidelines and Restrictions requirement. Currently, we will also permit you to use certain models in our Asset Allocation Program to satisfy these requirements. However, we reserve the right to change these Allocation Guidelines and Restrictions in the future. For detailed information on the Rebalancing Program and Asset Allocation Program models, see your Prospectus.


REBALANCING PROGRAM. If you use our Rebalancing Program, you must provide us with written instructions that comply with the following: you must allocate at least 40% but no more than 70% among subaccounts in the Large Cap, Mid Cap, Small Cap, and International investment categories, and no more than 40% among subaccounts in the Small Cap, International, Alternative, and Money Market investment categories. The subaccounts currently available in these investment categories are as follows:


--------------------------------------------------------------------------------------------------
      INVESTMENT CATEGORY                                     SUBACCOUNTS
--------------------------------------------------------------------------------------------------
Large Cap                             AIM V.I. Basic Value, AllianceBernstein Value, American
                                      Century VP Ultra(R), American Funds -- AFIS Growth, American
                                      Funds -- AFIS Growth-Income, Davis Value, Dreyfus VIF
                                      Appreciation, Federated Capital Appreciation II, Mercury
                                      Basic Value V.I., Mercury Equity Dividend, Mercury
                                      Fundamental Growth V.I., Mercury Index 500 V.I., Mercury
                                      Large Cap Core V.I., Mercury Large Cap Growth V.I., Mercury
                                      Large Cap Value V.I., Oppenheimer Capital Appreciation/ VA,
                                      Oppenheimer Main Street/VA(R), Pioneer Fund VCT, Roszel/
                                      Lord Abbett Affiliated, Roszel/Allianz CCM Capital
                                      Appreciation, Van Kampen Comstock
--------------------------------------------------------------------------------------------------
Mid Cap                               AIM V.I. Mid Cap Core Equity, Federated Kaufmann II, Mercury
                                      Mid Cap Value Opportunities, Premier VIT OpCap Renaissance,
                                      Roszel/Lord Abbett Mid Cap Value, Roszel/Seligman Mid Cap
                                      Growth
--------------------------------------------------------------------------------------------------
Small Cap                             AllianceBernstein Small/Mid Cap Value, Mercury Small Cap
                                      Index, Mercury Value Opportunities V.I., Oppenheimer Main
                                      Street Small Cap/VA(R), Pioneer Small Cap Value VCT,
                                      Roszel/Delaware Trend, Roszel/JP Morgan Small Cap Growth,
                                      Roszel/Allianz NFJ Small Cap Value, Wanger U.S. Smaller
                                      Companies
--------------------------------------------------------------------------------------------------
International                         American Funds -- AFIS International, Franklin Templeton VIP
                                      Foreign Securities, Franklin Templeton VIP Growth
                                      Securities, Mercury Global Small Cap, Mercury International
                                      Index, Mercury International Value V.I
--------------------------------------------------------------------------------------------------
Alternative                           Cohen & Steers Realty, PIMCO CommodityRealReturn
--------------------------------------------------------------------------------------------------
Money Market                          Mercury Domestic Money Market V.I. Fund
--------------------------------------------------------------------------------------------------

          FOR MORE INFORMATION ON THE ABOVE SUBACCOUNTS, REFER TO YOUR
                 PROSPECTUS OR CONTACT YOUR FINANCIAL ADVISOR.

There are subaccounts in other investment categories not listed here under the Contract. You may allocate your remaining contract value to any of these other subaccounts, so that your total allocations equal 100%. You may change your premium allocations provided the resulting allocation continues to comply with the Allocation Guidelines and Restrictions. However, any request to reallocate contract value that is not in compliance with the Allocation Guidelines and Restrictions will not be accepted while the GMWB rider is in effect.

        IMPORTANT MECHANICS OF THE REBALANCING PROGRAM:

        - You must choose a quarterly rebalancing date, which can be any date from the 1st through the 28th day of a month.

        - Your first rebalancing date must be within 95 days from the GMWB Effective Date.

        - You must allocate any additional premiums in accordance with the subaccounts and percentages you have selected.

        - You may request to change your instructions while the GMWB rider is in effect and/or to transfer among subaccounts provided that each request results in allocation of your contract value that complies with the Allocation Guidelines and Restrictions.

        - If we tell you that a subaccount that you are invested in will close or be eliminated, you must provide new allocation instructions that comply with these guidelines and restrictions or the GMWB rider will be terminated.

        - Only pro-rata withdrawal requests, affecting all subaccounts in which you are invested, will be permitted while the GMWB rider is in effect.

ASSET ALLOCATION PROGRAM. If you participate in the Asset Allocation Program, you must select one of the following Asset Allocation models:

          - Income,

          - Income & Growth, or

          - Growth.

At any time, you may change to a different Asset Allocation model, provided the model you choose will satisfy the Allocation Guidelines and Restrictions. We will notify you if an Asset Allocation model no longer satisfies the Allocation Guidelines and Restrictions.


If you no longer wish to participate in the Asset Allocation Program or if we notify you that the Asset Allocation model you previously selected will no longer satisfy the Allocation Guidelines and Restrictions described above, you must provide us with new instructions. If you do NOT provide us with new instructions, the quarterly Rebalancing Program for your Contract will apply. Your contract value will then be rebalanced to the same subaccounts of the Asset Allocation model you previously selected, and with the percentages that existed for that Asset Allocation model when it last satisfied the Allocation Guidelines and Restrictions. Thereafter, unless we receive new instructions from you, we will rebalance your contract value quarterly on the 28th of the month at the end of each calendar quarter in accordance with those percentages.


                                CHANGE OF OWNER

If there is a change of owner or an assignment of this Contract (in states where applicable), the GMWB will terminate unless the owner is changed under any of the circumstances described below:

          (1) a spouse of the current owner is added as co-owner and is at least 60 years old and not older than 80 years old on the GMWB Effective Date; or

          (2) a spouse of the current owner is removed as an owner; or

          (3) a co-owner spouse dies leaving the surviving spouse as the sole owner; or

          (4) as the result of the creation or termination of a trust, the life (or lives) upon which Guaranteed Lifetime Amount payments are based has not changed; or

          (5) while the GMWB is still available, an eligible spousal beneficiary who was at least age 60 on the GMWB Effective Date becomes the owner under the Spousal Beneficiary Continuation Option.

If an eligible spousal beneficiary becomes the owner and the GMWB rider is still available or if a co-owner spouse dies leaving the surviving spouse as the sole owner, we currently reset the GMWB Base to equal the greater of the contract value, less any bonus amounts subject to recapture, and the prior GMWB Base on the spousal continuation date. We will then determine the Lifetime Income Percentage and the Guaranteed Lifetime Amount based on the age of the spouse on the spousal continuation date, subject to the terms and conditions in effect at that time. We will treat domestic partners as spouses for all purposes under the Contract and the rider in the state of California.

                       BENEFIT AVAILABLE ON MATURITY DATE

If the maturity date occurs while the GMWB rider is in effect, we will make the Guaranteed Lifetime Amount available each contract year through monthly payments equal to the Guaranteed Lifetime Amount divided by 12, payable until the death of the (second) annuitant.

We must receive written notification of your election of such annuity payments at least three days but no earlier than 90 days prior to the maturity date.

                                TAX CONSEQUENCES

The following is added after the last sentence in the section of the Prospectus captioned "Tax Status of the Contract -- Taxation of Annuities -- Withdrawals and Surrenders."

However, if you purchase the GMWB rider and you take a withdrawal or other distribution from your Contract and the contract value has not been reduced to zero, the amount in excess of the greater of:

          (1) contract value or

          (2) GMWB Base

over your investment in the Contract will be treated by us as a taxable distribution.

                                     * * *

If you have any questions, please contact your Financial Advisor, or call the Service Center at (800) 535-5549, or write the Service Center at P.O. Box 44222, Jacksonville, Florida 32231-4222. Please retain this supplement with your Investor Choice Annuity Prospectus for your reference.

APPENDIX -- EXAMPLE OF GMWB
--------------------------------------------------------------------------------
--------------------------------------------------------------------------------

EXAMPLE: You purchase a Merrill Lynch Investor Choice Annuity B Class contract with an initial premium of $100,000 on February 1, 2006 at the age of 72. You select the Guaranteed Minimum Withdrawal Benefit rider. You make your first withdrawal on March 15, 2009 at the age of 75 and continue to take withdrawals each Contract Year as shown below. Your Guaranteed Lifetime Amount (GLA) and GMWB Base, based on HYPOTHETICAL Account Values and transactions, are illustrated below. FOR A DETAILED EXPLANATION OF HOW WE CALCULATE THE GMWB BASE AND GMWB CHARGE, SEE "GUARANTEED MINIMUM WITHDRAWAL BENEFIT."

                                               TRANSACTIONS
                                            -------------------
DATE                                         PREM.     WITHDR.
---------------------------------------------------------------
2/1/2006   THE CONTRACT IS ISSUED           $100,000
           The Lifetime Income Percentage
           is 5.5% if a withdrawal were to
           be taken.
2/1/2009   THIRD CONTRACT ANNIVERSARY
           Assume Account Value increased
           by $20,000 due to positive
           investment performance and that
           this is the highest anniversary
           value since issue. The Lifetime
           Income Percentage is now 6.0%
           since You are age 75 and You
           have not taken any previous
           withdrawals.
3/15/2009  OWNER TAKES A $7,200 WITHDRAWAL             $ 7,200
           Assume Account Value decreased
           by $14,800 due to negative
           investment performance. No
           adjustments apply since
           withdrawals have not exceeded
           the GLA during the Contract
           Year.
6/14/2009  OWNER TAKES A $40,000                       $40,000
           WITHDRAWAL
           Assume Account Value increased
           by $2,000 due to positive
           investment performance.
           Previous withdrawal equaled the
           GLA so entire withdrawal is an
           excess withdrawal.
           Adj. Excess w/d = Excess w/d
           x(GMWB Base before withdrawal)
           -----------------------------
           Account Value before withdrawal
           = ($40,000) x ($120,000 /
           $100,000) = $40,000 x (6/5)
           = $48,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess w/d)
           = Min ($120,000 -- $48,000,
           $60,000) = $60,000
2/1/2010   FOURTH CONTRACT ANNIVERSARY
           Assume Account Value increased
           by $5,000 due to positive
           investment performance. Since
           the Account Value is greater
           than the GMWB Base, the GMWB
           Base is reset to the higher
           value.
8/25/2010  OWNER TAKES A $39,900                       $39,900
           WITHDRAWAL
           Assume Account Value decreased
           by $9,100 due to negative
           investment performance.
           Adj. Excess w/d = Excess w/d x
           (GMWB Base before withdrawal)
           ----------------------------
           Account Value before withdrawal
           = ($39,900 -- $3,900) x
           ($65,000 / $52,000) = $36,000 x
           (5/4)
           = $45,000
           GMWB Base  = Min (GMWB Base
           prior less Adj. Excess w/d,
           Account Value after excess w/d)
           = Min ($65,000 -- $45,000,
           $55,900 -- $39,900)
           = Min ($20,000, $16,000) =
           $16,000
2/1/2018   TWELFTH CONTRACT                            $   800
           ANNIVERSARY -- OWNER REQUESTS A
           $800 WITHDRAWAL
           Assume withdrawals equal to the
           GLA have been taken each
           Contract Year and the Automatic
           Step-Up has not changed the
           GMWB Base. Assume Account Value
           has decreased $15,200 due to
           withdrawals and negative
           investment performance.
           You receive the remaining $800
           of Account Value and the
           Company pays You an additional
           $160. The GMWB Rider and Base
           Contract terminate. Lifetime
           monthly payments of $960 / 12 =
           $80 are established with an
           Annuity Date of 2/1/2019.


           ACCOUNT      GMWB
DATE        VALUE       BASE      GLA
---------
2/1/2006   $100,000   $100,000   $5,500
2/1/2009   $120,000   $120,000   $7,200
3/15/2009  $98,000    $120,000   $7,200
6/14/2009  $60,000    $ 60,000   $3,600
2/1/2010   $65,000    $ 65,000   $3,900
8/25/2010  $16,000    $ 16,000   $  960
2/1/2018   $    --          *GMWB RIDER
                            TERMINATED*

     This registration statement incorporates by reference the prospectus and statement of additional information dated May 1, 2005 for the Contracts, as filed in Post-Effective Amendment No. 1 to the Registration Statement on Form N-4 (File No. 333-118362) filed on April 28, 2005.

                                     PART C
                               OTHER INFORMATION

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

(a)  Financial Statements
      (1)       Financial Statements of Merrill Lynch Life Variable Annuity
                 Separate Account A as of December 31, 2004; and for the two
                 years ended December 31, 2004; and the Notes relating
                 thereto appear in the Statement of Additional Information.
      (2)       Financial Statements of Merrill Lynch Life Insurance Company
                 for the three years ended December 31, 2004; and the Notes relating thereto appear in the Statement of Additional
                 Information.
(b)  Exhibits
      (1)       Resolution of the Board of Directors of Merrill Lynch Life
                 Insurance Company establishing the Merrill Lynch Life
                 Variable Annuity Separate Account A. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 10
                 to Form N-4, Registration No. 33-43773 Filed December 10,
                 1996.)
      (2)       Not Applicable.
      (3)       Underwriting Agreement Between Merrill Lynch Life Insurance
                 Company and Merrill Lynch, Pierce, Fenner & Smith
                 Incorporated. (Incorporated by Reference to Registrant's
                 Post-Effective Amendment No. 10 to Form N-4, Registration
                 No. 33-43773 Filed December 10, 1996.)
      (4) (a)   Form of Contract for the Flexible Premium Individual
                 Deferred Variable Annuity (Return of Premium).
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (b)   Form of Contract for the Flexible Premium Individual
                 Deferred Variable Annuity (Contract Value). (Incorporated
                 by reference to Registrant's Registration Statement on Form
                 N-4, Registration No. 333-118362 Filed August 19, 2004.)
          (c)   Return of Premium NAIC Model Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (d)   Return of Premium Fixed Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (e)   Contract Value NAIC Model Non-Forfeiture Interest Rate
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (f)   Contract Value Fixed Non-Forfeiture Interest Rate Schedule
                 Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (g)   Guaranteed Minimum Income Benefit Rider and Schedule Pages.
                 (Incorporated by reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-118362 Filed
                 August 19, 2004.)
          (h)   Return of Premium Guaranteed Minimum Death Benefit Rider and
                 Schedule Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)
          (i)   Maximum Anniversary Value Guaranteed Minimum Death Benefit
                 Rider and Schedule Pages. (Incorporated by reference to
                 Registrant's Registration Statement on Form N-4,
                 Registration No. 333-118362 Filed August 19, 2004.)
          (j)   Roll-Up Guaranteed Minimum Death Benefit Rider and Schedule
                 Pages. (Incorporated by reference to Registrant's
                 Registration Statement on Form N-4, Registration No.
                 333-118362 Filed August 19, 2004.)

                      (k)        Greater of Maximum Anniversary Value and Roll-Up Guaranteed Minimum Death Benefit Rider and
                                  Schedule Pages. (Incorporated by reference to Registrant's Registration Statement on Form N-4,
                                  Registration No. 333-118362 Filed August 19, 2004.)
                      (l)        Additional Death Benefit Rider and Schedule Pages. (Incorporated by reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (m)        Bonus Endorsement and Schedule Pages. (Incorporated by reference to Registrant's Pre-Effective
                                  Amendment No. 1 to Form N-4, Registration No. 333-118362 Filed January 31, 2005.)
                      (n)        Spousal Beneficiary Continuation Endorsement (Incorporated by reference to Registrant's
                                  Registration Statement on Form N-4, Registration No. 333-118362 Filed August 19, 2004.)
                      (o)        Guaranteed Minimum Withdrawal Benefit Rider and Schedule Pages.
                 (5)             Form of Application for the Flexible Premium Individual Deferred Variable Annuity.
                 (6)  (a)        Articles of Amendment, Restatement and Redomestication of the Articles of Incorporation of
                                  Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
                      (b)        Amended and Restated By-Laws of Merrill Lynch Life Insurance Company. (Incorporated by Reference
                                  to Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed
                                  December 10, 1996.)
                 (7)             Not Applicable.
                 (8)  (a)        Amended General Agency Agreement. (Incorporated by Reference to Registrant's Post-Effective
                                  Amendment No. 5 to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)
                      (b)        Indemnity Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Life Agency,
                                  Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996.)
                      (c)        Management Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Asset
                                  Management, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                                  Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
                      (d)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds,
                                  Inc. Relating to Maintaining Constant Net Asset Value for the Domestic Money Market Fund.
                                  (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form N-4,
                                  Registration No. 33-43773 Filed December 10, 1996.)
                      (e)        Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch Variable Series Funds,
                                  Inc. Relating to Valuation and Purchase Procedures. (Incorporated by Reference to Registrant's
                                  Post Effective Amendment No. 10 to Form N-4, Registration No. 33-43773 Filed December 10,
                                  1996.)
                      (f)        Amended Service Agreement Between Merrill Lynch Life Insurance Company and Merrill Lynch
                                  Insurance Group, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 5
                                  to Form N-4, Registration No. 33-43773 Filed April 28, 1994.)
                      (g)        Reimbursement Agreement Between Merrill Lynch Asset Management, L.P. and Merrill Lynch Life
                                  Agency, Inc. (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to Form
                                  N-4, Registration No. 33-43773 Filed December 10, 1996.)

          (h)   Amendment to the Reimbursement Agreement Between Merrill Lynch Asset
                Management, L.P. and Merrill Lynch Life Agency, Inc. (Incorporated by Reference to
                Registrant's Registration Statement on Form N-4, Registration No. 333-90243 Filed
                November 3, 1999.)
          (i)   Agreement between Merrill Lynch Life Insurance Company and Merrill Lynch Series
                 Fund, Inc. (Incorporated by Reference to Post-Effective Amendment No. 8 to the
                 Registration Statement filed by Merrill Lynch Variable Life Separate Account on
                 Form S-6 (File No. 33-55472).)
          (j)   Form of Participation Agreement Between Merrill Lynch Variable Series Funds, Inc.
                 and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 10 to Form N-4, Registration No.
                 33-43773 Filed December 10, 1996.)
          (k)   Amendment to the Participation Agreement Between Merrill Lynch Variable Series
                 Funds, Inc. and Merrill Lynch Life Insurance Company. (Incorporated by Reference
                 to Registrant's Registration Statement on Form N-4, Registration No. 333-90243
                 Filed November 3, 1999.)
          (l)   Participation Agreement By And Among AIM Variable Insurance Funds, Inc., AIM
                 Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 11 to Form N-4,
                 Registration No. 33-43773 Filed April 23, 1997.)
          (m)   Amendment to the Participation Agreement By And Among AIM Variable Insurance
                 Funds, Inc., AIM Distributors, Inc., and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Registration Statement on Form N-4,
                 Registration No. 333-90243 Filed November 3, 1999.)
          (n)   Form of Participation Agreement Among Merrill Lynch Life Insurance Company,
                 Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.
                 (Incorporated by Reference to Registrant's Post-Effective Amendment No. 10 to
                 Form N-4, Registration No. 33-43773 Filed December 10, 1996.)
          (o)   Amendment to the Participation Agreement Among Merrill Lynch Life Insurance
                 Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.
                 dated May 1, 1997. (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (p)   Amendment to the Participation Agreement Among Merrill Lynch Life Insurance
                 Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.
                 dated June 5, 1998. (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (q)   Amendment to the Participation Agreement Among Merrill Lynch Life Insurance
                 Company, Alliance Capital Management L.P., and Alliance Fund Distributors, Inc.
                 dated July 22, 1999. (Incorporated by Reference to Registrant's Registration
                 Statement on Form N-4, Registration No. 333-90243 Filed November 3, 1999.)
          (r)   Form of Participation Agreement Between Davis Variable Account Fund, Inc. and
                 Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March
                 31, 2000.)
          (s)   Form of Participation Agreement Between PIMCO Variable Insurance Trust and Merrill
                 Lynch Life Insurance Company. (Incorporated by Reference to Registrant's Pre-
                 Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March 31,
                 2000.)
          (t)   Form of Participation Agreement Between Van Kampen Life Investment Trust and
                 Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 2 to Form N-4, Registration No. 333-90243 Filed March
                 31, 2000.)

          (u)   Form of Participation Agreement Between American Century Variable Portfolios, Inc.
                and Merrill Lynch Life Insurance Company. (Incorporated by Reference to Registrant's
                Post-Effective Amendment No. 19 to Form N-4, Registration No. 33-43773 Filed
                April 30, 2001.)
          (v)   Form of Participation Agreement Between Federated Securities Corp., Insurance
                 Series, and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-90243
                 Filed April 23, 2004.)
          (w)   Form of Participation Agreement Between PIMCO Advisors VIT, OCC Distributors LLC,
                 and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 7 to Form N-4, Registration No. 333-90243
                 Filed April 23, 2004.)
          (x)   Form of Participation Agreement Between American Funds Insurance Series, Capital
                 Research and Management Company, and Merrill Lynch Life Insurance Company.
                 (Incorporated by Reference to Registrant's Post-Effective Amendment No. 1 to Form
                 N-4, Registration No. 333-118362 Filed April 28, 2005.)
          (y)   Form of Participation Agreement Between Cohen & Steers VIF Realty Fund, Inc., Cohen
                 & Steers Securities, LLC, and Merrill Lynch Life Insurance Company. (Incorporated
                 by Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4,
                 Registration No. 333-118362 Filed April 28, 2005.)
          (z)   Form of Participation Agreement Between Dreyfus Variable Investment Fund, The
                 Dreyfus Corporation, and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, Registration
                 No. 333-118362 Filed April 28, 2005.)
          (aa)  Form of Participation Agreement Between Eaton Vance Variable Trust, Easton Vance
                 Distributors, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, Registration
                 No. 333-118362 Filed April 28, 2005.)
          (bb)  Form of Participation Agreement Between Federated Equity Funds, Federated Securities
                 Corp., and Merrill Lynch Life Insurance Company. (Incorporated by Reference to
                 Registrant's Post-Effective Amendment No. 1 to Form N-4, Registration No.
                 333-118362 Filed April 28, 2005.)
          (cc)  Form of Participation Agreement Between Franklin Templeton Variable Insurance
                 Products Trust, Franklin/Templeton Distributors, Inc., Merrill Lynch Life Insurance
                 Company, and Merrill Lynch, Pierce, Fenner & Smith Incorporated. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, Registration
                 No. 333-118362 Filed April 28, 2005.)
          (dd)  Form of Participation Agreement Between Pioneer Variable Contracts Trust, Pioneer
                 Investment Management, Inc., Pioneer Funds Distributor, Inc., and Merrill Lynch
                 Life Insurance Company. (Incorporated by Reference to Registrant's Post-Effective
                 Amendment No. 1 to Form N-4, Registration No. 333-118362 Filed April 28, 2005.)
          (ee)  Form of Participation Agreement Between Wanger Advisors Trust, Columbia Funds
                 Distributor, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, Registration
                 No. 333-118362 Filed April 28, 2005.)
          (ff)  Form of Participation Agreement Between Oppenheimer Variable Account Funds,
                 OppenheimerFunds, Inc., and Merrill Lynch Life Insurance Company. (Incorporated by
                 Reference to Registrant's Post-Effective Amendment No. 1 to Form N-4, Registration
                 No. 333-118362 Filed April 28, 2005.)
      (9)       Opinion of Barry G. Skolnick, Esq. and Consent to its use as to the legality of the securities being registered. (Incorporated by Reference to Registrant's
                 Pre-Effective Amendment No. 1 to Form N-4, Registration No. 333-118362 Filed
                 January 31, 2005.)

                (10)  (a)        Written Consent of Sutherland Asbill & Brennan LLP.
                      (b)        Written Consent of Deloitte & Touche LLP, independent registered public accounting firm.
                      (c)        Written Consent of Barry G. Skolnick, Esq.
                (11)             Not Applicable.
                (12)             Not Applicable.
                (13)             Powers of Attorney.


ITEM 25. DIRECTORS AND OFFICERS OF THE DEPOSITOR*

           NAME                 PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR
           ----             -----------------------------------  --------------------------------------
Deborah J. Adler..........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                            Pennington, New Jersey 08534         and Chief Actuary.
H. McIntyre Gardner.......  4 World Financial Center             Director and Chairman of the Board.
                            New York, NY 10080
Christopher J. Grady......  800 Scudders Mill Road-3D            Director and Senior Vice President.
                            Plainsboro, New Jersey 08536
Joseph E. Justice.........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President,
                            Pennington, New Jersey 08534         Chief Financial Officer, and
                                                                 Treasurer.
Nikos K. Kardassis........  800 Scudders Mill Road-3D            Director, President and Chief
                            Plainsboro, New Jersey 08536         Executive Officer.
Barry G. Skolnick.........  1300 Merrill Lynch Drive, 2nd Floor  Director, Senior Vice President, and
                            Pennington, New Jersey 08534         General Counsel.
Mark Buchinsky............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                            Pennington, New Jersey 08534
Andrew J. Bucklee.........  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                            Pennington, New Jersey 08534
Alison Denis..............  800 Scudders Mill Road-3D            Senior Vice President.
                            Plainsboro, New Jersey 08536
Scott Edblom..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Product Actuary.
                            Pennington, New Jersey 08534
Amy L. Ferrero............  4804 Deer Lake Drive East            Senior Vice President, Administration.
                            Jacksonville, FL 32246
Elizabeth Garrison........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Controller.
                            Pennington, New Jersey 08534
Frances C. Grabish........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Counsel.
                            Pennington, New Jersey 08534
Roger Helms...............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                            Pennington, New Jersey 08534
Radha Lakshminarayanan....  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Corporate
                            Pennington, New Jersey 08534         Actuary
Patrick Lusk..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Appointed Actuary.
                            Pennington, New Jersey 08534
Robin A. Maston...........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                            Pennington, New Jersey 08534         Officer.
Jane R. Michael...........  4804 Deer Lake Drive East            Vice President.
                            Jacksonville, FL 32246
Paul Michalowski..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President
                            Pennington, New Jersey 08534
Terry L. Rapp.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                            Pennington, New Jersey 08534         Officer.
Concetta M. Ruggiero......  800 Scudders Mill Road-3D            Senior Vice President.
                            Plainsboro, New Jersey 08536

           NAME                 PRINCIPAL BUSINESS ADDRESS              POSITION WITH DEPOSITOR
           ----             -----------------------------------  --------------------------------------
Lori M. Salvo.............  1300 Merrill Lynch Drive, 2nd Floor  Vice President, Senior Counsel, Chief
                            Pennington, New Jersey 08534         Compliance Officer, and Secretary.
Sarah Scanga..............  1300 Merrill Lynch Drive, 2nd Floor  Vice President.
                            Pennington, New Jersey 08534
Cheryl Y. Sullivan........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Counsel.
                            Pennington, New Jersey 08534
Greta Rein Ulmer..........  1300 Merrill Lynch Drive, 2nd Floor  Vice President and Senior Compliance
                            Pennington, New Jersey 08534         Officer.
Kelley J. Woods...........  4804 Deer Lake Drive East            Vice President.
                            Jacksonville, FL 32246

---------------

* Each director is elected to serve until the next annual shareholder meeting or until his or her successor is elected and shall have qualified.

ITEM 26. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE DEPOSITOR OR REGISTRANT.

     Merrill Lynch Life Insurance Company is an indirect wholly owned subsidiary of Merrill Lynch & Co., Inc.

     A list of subsidiaries of Merrill Lynch & Co., Inc. ("ML & Co.") appears below.

                         SUBSIDIARIES OF THE REGISTRANT

     The following are subsidiaries of ML & Co. as of February 22, 2005 and the states or jurisdictions in which they are organized. Indentation indicates the principal parent of each subsidiary. Except as otherwise specified, in each case ML & Co. owns, directly or indirectly, at least 99% of the voting securities of each subsidiary. The names of particular subsidiaries have been omitted because, considered in the aggregate as a single subsidiary, they would not constitute, as of the end of the year covered by this report, a "significant subsidiary" as that term is defined in Rule 1.02(w) of the Regulation S-X under the Securities Exchange Act of 1934.

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
Merrill Lynch & Co., Inc. ..................................    Delaware
  Merrill Lynch, Pierce, Fenner & Smith Incorporated (1)....    Delaware
     Merrill Lynch Life Agency Inc. (2).....................    Washington
     Merrill Lynch Professional Clearing Corp. (3)..........    Delaware
  Merrill Lynch Capital Services, Inc. .....................    Delaware
     Merrill Lynch Commodities, Inc. .......................    Delaware
       Merrill Lynch Commodities (Europe) Holdings
          Limited...........................................    England
          Merrill Lynch Commodities (Europe) Limited........    England
            Merrill Lynch Commodities (Europe) Trading
               Limited......................................    England
            Merrill Lynch Commodities GmbH..................    Germany
  Merrill Lynch Government Securities, Inc. ................    Delaware
     Merrill Lynch Money Markets Inc. ......................    Delaware
  Merrill Lynch Group, Inc. ................................    Delaware
     Investor Protection Insurance Company..................    Vermont
     Merrill Lynch Credit Reinsurance Limited...............    Bermuda
     FAM Distributors, Inc. ................................    Delaware
     Merrill Lynch Investment Managers Group Limited (4)....    England
       Merrill Lynch Investment Managers (Channel Island)
          Limited (4).......................................    England
       Merrill Lynch Investment Managers (Dublin) Limited
          (4)...............................................    Ireland
       Merrill Lynch Investment Managers Limited (Australia)
          (4)...............................................    Australia
       Merrill Lynch Pensions Limited.......................    England
       Merrill Lynch Investment Managers (Isle of Man)
          Holdings Limited (4)..............................    Isle of Man
            Merrill Lynch Fund Managers (Isle of Man)
               Limited......................................    Isle of Man
       Merrill Lynch Investment Managers Holdings Limited...    England
       Merrill Lynch Investment Managers Limited............    England
            Merrill Lynch Fund Managers Limited.............    England
            Merrill Lynch Investment Managers Societa di
               Gestione del Risparmio S.p.A. ...............    Italy
            Merrill Lynch Investment Managers International
               Limited......................................    England
     Princeton Services, Inc. ..............................    Delaware
       Fund Asset Management, L.P. (5)......................    Delaware
            IQ Investment Advisors LLC......................    Delaware
       Merrill Lynch Investment Managers, L.P. (5)..........    Delaware
            Merrill Lynch Investment Managers, LLC..........    Delaware
            Merrill Lynch Alternative Investments LLC.......    Delaware
       Princeton Administrators, L.P. (5)...................    Delaware
     Merrill Lynch Bank & Trust Co. ........................    New Jersey
       Financial Data Services, Inc. .......................    Florida
            ML Mortgage Holdings Inc. ......................    Delaware
     Merrill Lynch Insurance Group, Inc. ...................    Delaware

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
       Merrill Lynch Life Insurance Company.................    Arkansas
       ML Life Insurance Company of New York................    New York
       Roszel Advisors, LLC.................................    Delaware
     Merrill Lynch International Finance Corporation........    New York
       Merrill Lynch International Bank Limited.............    England
            Majestic Acquisitions Limited...................    England
               Mortgage Holdings Limited....................    England
                 Mortgages PLC..............................    England
                 Genesis Home Loans PLC.....................    England
                 Mortgages 1 Limited........................    England
            Merrill Lynch Bank (Suisse) S.A. ...............    Switzerland
               MLBS Fund Management S.A. ...................    Switzerland
       Merrill Lynch Group Holdings Limited.................    Ireland
            Merrill Lynch Capital Markets Bank Limited......    Ireland
     Merrill Lynch Diversified Investments, Inc. ...........    Delaware
          Merrill Lynch Credit Products, L.L.C. ............    Delaware
            Merrill Lynch Mortgage Capital Inc. ............    Delaware
               Merrill Lynch Mortgage Lending, Inc. ........    Delaware
               Wilshire Credit Corporation..................    Delaware
     Merrill Lynch Trust Company, FSB.......................    Federal
     MLDP Holdings, Inc. ...................................    Delaware
       Merrill Lynch Derivatives Products AG................    Switzerland
     ML IBK Positions, Inc. ................................    Delaware
       Merrill Lynch PCG, Inc. .............................    Delaware
       Merrill Lynch Capital Corporation....................    Delaware
     ML Leasing Equipment Corp. (6).........................    Delaware
     Merrill Lynch Canada Holdings Company..................    Nova Scotia
       Merrill Lynch Canada Finance Company.................    Nova Scotia
       Merrill Lynch & Co., Canada Ltd. ....................    Ontario
            Merrill Lynch Financial Assets Inc. ............    Canada
            Merrill Lynch Canada Inc. ......................    Canada
  Merrill Lynch Bank USA....................................    Utah
     MLBUSA Funding Corporation.............................    Delaware
     Merrill Lynch Business Financial Services Inc. (7).....    Delaware
     Merrill Lynch Credit Corporation.......................    Delaware
       Merrill Lynch NJ Investment Corporation..............    New Jersey
     Merrill Lynch Utah Investment Corporation..............    Utah
     Merrill Lynch Community Development Company, LLC.......    New Jersey
     Merrill Lynch Commercial Finance Corp. ................    Delaware
     Merrill Lynch Private Finance Inc. ....................    Delaware
  Merrill Lynch International Incorporated..................    Delaware
     Merrill Lynch Futures (Hong Kong) Limited..............    Hong Kong
     Merrill Lynch Taiwan Limited...........................    Taiwan
     Merrill Lynch International Bank.......................    Federal

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
     Merrill Lynch Reinsurance Solutions LTD................    Bermuda
     Merrill Lynch (Australasia) Pty Limited................    New South Wales, Australia
       Merrill Lynch Finance (Australia) Pty Limited........    Victoria, Australia
       Merrill Lynch Markets (Australia) Pty Limited........    New South Wales, Australia
            Merrill Lynch Private (Australia) Limited.......    Victoria, Australia
            Merrill Lynch Equities (Australia) Limited......    Victoria, Australia
            Berndale Securities Limited.....................    Victoria, Australia
               Merrill Lynch (Australia) Nominees Pty
                 Limited....................................    New South Wales, Australia
            Merrill Lynch International (Australia) Pty
               Limited......................................    New South Wales, Australia
               Merrill Lynch (Australia) Futures Limited....    New South Wales, Australia
               Merrill Lynch Private (Australia) Limited....    New South Wales, Australia
     Merrill Lynch International Holdings Inc. .............    Delaware
       PT Merrill Lynch Indonesia...........................    Indonesia
       Merrill Lynch Bank and Trust Company (Cayman)            Cayman Islands, British West
          Limited...........................................      Indies
            Institucion Financiera Externa Merrill Lynch
               Bank (Uruguay) S.A. .........................    Uruguay
            Merrill Lynch Espanola Agencia de Valores
               S.A. ........................................    Spain
          Merrill Lynch Capital Markets AG (8)..............    Switzerland
          Merrill Lynch Europe PLC..........................    England
            Merrill Lynch Asset Management U.K. Limited.....    England
            Merrill Lynch Global Asset Management Limited...    England
            Merrill Lynch, Pierce, Fenner & Smith Limited...    England
            Merrill Lynch Administration Services
               (Luxembourg) S.a r.l. .......................    Luxembourg
            ML UK Capital Holdings (9)......................    England
               Merrill Lynch International (10).............    England
            Merrill Lynch Capital Markets Espana S.A.,
               S.V. ........................................    Spain
            Merrill Lynch (Singapore) Pte. Ltd. (11)........    Singapore
          Merrill Lynch South Africa (Pty) Ltd. (12)........    South Africa
          Merrill Lynch Mexico, S.A. de C.V., Casa de
            Bolsa...........................................    Mexico
          Merrill Lynch Argentina S.A. .....................    Argentina
          Merrill Lynch Pierce Fenner & Smith de Argentina
            S.A.F.M. y de M.................................    Argentina
          Banco Merrill Lynch de Investimentos S.A. ........    Brazil
            Merrill Lynch S.A. Corretora de Titulos e
               Valores Mobiliarios..........................    Brazil
          Merrill Lynch S.A. ...............................    Luxembourg
          Merrill Lynch Europe Ltd. ........................    Cayman Islands, British West
                                                                  Indies
          Merrill Lynch France S.A.S. ......................    France
            Merrill Lynch Capital Markets (France)
               S.A.S. ......................................    France

                                                                STATE OR
NAME                                                            JURISDICTION OF ENTITY
----                                                            ----------------------
            Merrill Lynch, Pierce, Fenner & Smith SAS.......    France
          Merrill Lynch (Asia Pacific) Limited..............    Hong Kong
            Merrill Lynch Far East Limited..................    Hong Kong
     Merrill Lynch Japan Securities Co., Ltd. ..............    Japan
          Merrill Lynch Japan Finance Co., Ltd. ............    Japan
  Herzog, Heine, Geduld, LLC................................    Delaware
  Merrill Lynch Financial Markets Inc. .....................    Delaware

---------------
 (1) Also conducts business under the name "Merrill Lynch & Co."

 (2) Similarly named affiliates and subsidiaries that engage in the sale of insurance and annuity products are incorporated in various other jurisdictions.

 (3) The preferred stock of the corporation is owned by an unaffiliated group of investors.

 (4) Held through several intermediate holding companies.

 (5) Princeton Services, Inc. is the general partner and ML & Co. is the limited partner of these partnerships.

 (6) This corporation has 31 direct and indirect subsidiaries operating in the United States and serving as either general partners or associate general partners of limited partnerships.

 (7) Also conducts business under the name "Merrill Lynch Capital."

 (8) Also conducts business under the names "Merrill Lynch Capital Markets S.A." and "Merrill Lynch Capital Markets Ltd."

 (9) Held through intermediate subsidiaries.

(10) Partially owned by another indirect subsidiary of ML & Co.

(11) Held through intermediate subsidiaries.

(12) Held through intermediate subsidiaries.

ITEM 27. NUMBER OF CONTRACTS


     The number of Contracts in force as of November 29, 2005 was 1716.


ITEM 28. INDEMNIFICATION

     The following provisions regarding the Indemnification of Directors and Officers of the Registrant are applicable:

AMENDED AND RESTATED BY-LAWS OF MERRILL LYNCH LIFE INSURANCE COMPANY, ARTICLE VI

SECTIONS 1, 2, 3 AND 4 - INDEMNIFICATION OF DIRECTORS, OFFICERS, EMPLOYEES AND INCORPORATORS

SECTION 1. ACTIONS OTHER THAN BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action, suit or proceeding, whether civil, criminal, administrative or investigative (other than an action by or in the right of the Corporation) by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees), judgments, fines and amounts paid in settlement actually and reasonably incurred by him in connection with such action, suit or proceeding if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation, and, with respect to any criminal action or proceeding, had no reasonable cause to believe his conduct was unlawful. The termination of any action, suit or proceeding by judgment, order, settlement, conviction, or upon a plea of nolo contendere or its equivalent, shall not, of itself, create a presumption that the person did not act in good faith and in a manner which he reasonably believed to be in or not opposed to the best interests of the

Corporation, and, with respect to any criminal action or proceeding, had reasonable cause to believe that his conduct was unlawful.

SECTION 2. ACTIONS BY OR IN THE RIGHT OF THE CORPORATION. The Corporation shall indemnify any person who was or is a party or is threatened to be made a party to any threatened, pending or completed action or suit by or in the right of the Corporation to procure a judgment in its favor by reason of the fact that he is or was a director, officer or employee of the Corporation, against expenses (including attorneys' fees) actually and reasonably incurred by him in connection with the defense or settlement of such action or suit if he acted in good faith and in a manner he reasonably believed to be in or not opposed to the best interests of the Corporation and except that no indemnification shall be made in respect of any claim, issue or matter as to which such person shall have been adjudged to be liable to the Corporation unless and only to the extent that the Court of Chancery or the Court in which such action or suit was brought shall determine upon application that, despite the adjudication of liability but in view of all the circumstances of the case, such person is fairly and reasonably entitled to indemnity for such expenses which the Court of Chancery or such other Court shall deem proper.

SECTION 3. RIGHT TO INDEMNIFICATION. To the extent that a director, officer or employee of the Corporation has been successful on the merits or otherwise in defense of any action, suit or proceeding referred to in Sections 1 and 2 of this Article, or in defense of any claim, issue or matter therein, he shall be indemnified against expenses (including attorneys' fees) actually and reasonably incurred by him in connection therewith.

SECTION 4. DETERMINATION OF RIGHT TO INDEMNIFICATION. Any indemnification under Sections 1 and 2 of this Article (unless ordered by a Court) shall be made by the Corporation only as authorized in the specific case upon a determination that indemnification of the director, officer, or employee is proper in the circumstances because he has met the applicable standard of conduct set forth in Sections 1 and 2 of this Article. Such determination shall be made (i) by the board of directors by a majority vote of a quorum consisting of directors who were not parties to such action, suit or proceeding, or (ii) if such a quorum is not obtainable, or, even if obtainable, a quorum of disinterested directors so directs, by independent legal counsel in a written opinion, or (iii) by the stockholders.

BY-LAWS OF MERRILL LYNCH & CO., INC.,

SECTION 2 - INDEMNIFICATION BY CORPORATION

     Any persons serving as an officer, director or trustee of a corporation, trust, or other enterprise, including the Registrant, at the request of Merrill Lynch are entitled to indemnification from Merrill Lynch, to the fullest extent authorized or permitted by law, for liabilities with respect to actions taken or omitted by such persons in any capacity in which such persons serve Merrill Lynch or such other corporation, trust, or other enterprise. Any action initiated by any such person for which indemnification is provided shall be approved by the Board of Directors of Merrill Lynch prior to such initiation.

OTHER INDEMNIFICATION

     There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

     The indemnity agreement between Merrill Lynch Life Insurance Company ("Merrill Lynch Life") and its affiliate Merrill Lynch Life Agency Inc. ("MLLA"), with respect to MLLA's general agency responsibilities on behalf of Merrill Lynch Life and the Contract, provides:

        Merrill Lynch Life will indemnify and hold harmless MLLA and all persons associated with MLLA as such term is defined in Section 3(a) (21) of the Securities Exchange Act of 1934 against all claims, losses, liabilities and expenses, to include reasonable attorneys' fees, arising out of the sale by MLLA of insurance products under the above-referenced Agreement, provided that Merrill Lynch Life shall not be bound to indemnify or hold harmless MLLA or its associated persons for claims, losses, liabilities and expenses arising directly out of the willful misconduct or negligence of MLLA or its associated persons.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registration pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue. There is no indemnification of the principal underwriter, Merrill Lynch, Pierce, Fenner & Smith Incorporated, with respect to the Contract.

ITEM 29. PRINCIPAL UNDERWRITERS

     (a) Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional funds: CBA Money Fund; CMA Government Securities Fund; CMA Money Fund; CMA Tax-Exempt Fund; CMA Treasury Fund; CMA Multi-State Municipal Series Trust; WCMA Money Fund; WCMA Government Securities Fund; WCMA Tax-Exempt Fund; WCMA Treasury Fund; The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities; The Fund of Stripped ("Zero") U.S. Treasury Securities; Merrill Lynch Trust for Government Securities; MLIG Variable Insurance Trust; Municipal Income Fund; Municipal Investment Trust Fund; Defined Asset Funds; Corporate Income Fund; Government Securities Income Fund; Equity Investor Fund; and Preferred Income Strategies Fund, Inc.

     Merrill Lynch, Pierce, Fenner & Smith Incorporated also acts as principal underwriter for the following additional accounts: ML of New York Variable Annuity Separate Account A; ML of New York Variable Annuity Separate Account B; ML of New York Variable Annuity Separate Account C; ML of New York Variable Annuity Separate Account D; Merrill Lynch Variable Life Separate Account; Merrill Lynch Life Variable Life Separate Account II; Merrill Lynch Life Variable Annuity Separate Account; Merrill Lynch Life Variable Annuity Separate Account B; Merrill Lynch Life Variable Annuity Separate Account C; Merrill Lynch Life Variable Annuity Separate Account D; ML of New York Variable Life Separate Account; ML of New York Variable Life Separate Account II and ML of New York Variable Annuity Separate Account.

     (b) The directors, president, treasurer and executive vice presidents of Merrill Lynch, Pierce, Fenner & Smith Incorporated are as follows:

           NAME AND PRINCIPAL
            BUSINESS ADDRESS                 POSITIONS AND OFFICES WITH UNDERWRITER
           ------------------               -----------------------------------------
Candace E. Browning                         Director and Senior Vice President
Gregory J. Fleming                          Director and Executive Vice President
James P. Gorman                             Director, Chairman of the Board and Chief
                                              Executive Officer
Do Woo Kim                                  Director and Executive Vice President
Carlos M. Morales                           Director and Senior Vice President
Rosemary T. Berkery                         Executive Vice President
Ahmass L. Fakahany                          Executive Vice President
Allen G. Braithwaite, III                   Treasurer

---------------

     Business address for all persons listed: 4 World Financial Center, New York, NY 10080.

     (c) Not applicable

ITEM 30. LOCATION OF ACCOUNTS AND RECORDS

     All accounts, books, and records required to be maintained by Section 31(a) of the 1940 Act and the rules promulgated thereunder are maintained by the depositor at the principal executive offices at 1300 Merrill

Lynch Drive, 2nd Floor, Pennington, New Jersey 08534 and the Service Center at 4804 Deer Lake Drive East, Jacksonville, Florida 32246.

ITEM 31. MANAGEMENT SERVICES

     Not Applicable.

ITEM 32. UNDERTAKINGS AND REPRESENTATIONS

     (a) Registrant undertakes to file a post-effective amendment to the Registrant Statement as frequently as is necessary to ensure that the audited financial statements in the Registration Statement are never more than 16 months old for so long as payments under the variable annuity contracts may be accepted.

     (b) Registrant undertakes to include either (1) as part of any application to purchase a contract offered by the prospectus, a space that an applicant can check to request a statement of additional information, or (2) a postcard or similar written communications affixed to or included in the prospectus that the applicant can remove to send for a statement of additional information.

     (c) Registrant undertakes to deliver any statement of additional information and any financial statements required to be made available under this Form promptly upon written or oral request.

     (d) Merrill Lynch Life Insurance Company hereby represents that the fees and charges deducted under the Contract, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred, and the risks assumed by Merrill Lynch Life Insurance Company.

                                   SIGNATURES


     As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Merrill Lynch Life Variable Annuity Separate Account A, certifies that this Post-Effective Amendment meets all the requirements for effectiveness under paragraph (b) of Rule 485, and accordingly, has caused this Amendment to be signed on its behalf, in the Borough of Pennington, State of New Jersey, on this 2nd day of December, 2005.


                                           Merrill Lynch Life Variable
                                           Annuity
                                           Separate Account A
                                                   (Registrant)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
       --------------------------------------  -----------------------------------------
       Frances C. Grabish                          Barry G. Skolnick
       Vice President and Senior Counsel           Senior Vice President and General Counsel

                                           Merrill Lynch Life Insurance
                                           Company
                                                    (Depositor)


Attest: /s/ FRANCES C. GRABISH                 By: /s/ BARRY G. SKOLNICK
        -------------------------------------  -----------------------------------------
        Frances C. Grabish                         Barry G. Skolnick
        Vice President and Senior Counsel          Senior Vice President and General Counsel


     As required by the Securities Act of 1933, this Post Effective Amendment No. 3 to the Registration Statement has been signed by the following persons in the capacities indicated on December 2, 2005.


                  SIGNATURE                                        TITLE
                  ---------                                        -----

                      *                        Director, Senior Vice President, and Chief
---------------------------------------------    Actuary
              Deborah J. Adler

                      *                        Director and Chairman of the Board
---------------------------------------------
             H. McIntyre Gardner

                      *                        Director and Senior Vice President
---------------------------------------------
            Christopher J. Grady

                      *                        Director, Senior Vice President, Chief
---------------------------------------------    Financial Officer, and Treasurer
              Joseph E. Justice

                      *                        Director, President, and Chief Executive
---------------------------------------------    Officer
             Nikos K. Kardassis

         *By: /s/ BARRY G. SKOLNICK            In his own capacity as Director, Senior Vice
---------------------------------------------    President, and General Counsel, and as
              Barry G. Skolnick                  Attorney-In-Fact

                                  EXHIBIT LIST


EXHIBIT                           DESCRIPTION                            PAGE
-------                           -----------                            ----
 (4)(o)   Guaranteed Minimum Withdrawal Benefit Rider and Schedule
           Pages.
    (5)   Form of Application for the Flexible Premium Individual
           Deferred Variable Annuity.
  10(a)   Written Consent of Sutherland Asbill & Brennan LLP.
    (b)   Written Consent of Deloitte & Touche LLP, independent
           registered public accounting firm.
    (c)   Written Consent of Barry G. Skolnick, Esq.
   (13)   Powers of Attorney.